Loans and financing (Tables)	12 Months Ended
Dec. 31, 2022
Loans and financing
Schedule of Breakdown

			December 31, 2022		December 31, 2021
	Financial
	charges – %			Non-		Non-
Description	p,a, (*)	Maturity	Current	current	Current	Current
Working capital	0.68 + CDI and 6,36	March 2027	39,103	558,608	44,181	44,792
Investment financing	14.04	December 2027	25,329	83,375	14,973	46,028
Financial leases liabilities	13.95	September 2027	3,224	7,779	1,601	3,729
			67,656	649,762	60,755	94,549
(*)	Effective weighted average annual cost of interest on December 31, 2022.

Schedule of Reconciliation of movements of liabilities to cash flows arising from financing activities

Balance at January 1st, 2022	155,304
Borrowing	446,870
Interest expense	27,329
Principal paid	(63,985)
Interest paid	(12,126)
Business Combination	32,040
Cash for asset acquisition – non-cash event	138,834
The effect of changes in foreign exchange rates	(6,848)
Balance at December 31, 2022	717,418

Balance at January 1st, 2021	73,691
Borrowing	50,620
Interest expense	7,454
Principal paid	(52,152)
Interest paid	(5,985)
Business Combination	59,456
Cash for asset acquisition – non-cash event	19,818
The effect of changes in foreign exchange rates	2,402
Balance at December 31, 2021	155,304

Schedule of Payment schedule of installments of non-current liabilities

	December 31,	December 31,
Year of maturity:	2022	2021
2023	—	33,264
2024	59,026	28,137
2025	58,229	23,743
2026	44,016	9,405
2027	489,449	—
2028	6,492	—
	657,212	94,549

Funding cost (non-current)	(7,450)	—
	649,762	94,549